UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT

                                APRIL 30, 2005

                               [GRAPHIC OMITTED]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview .............................................................    1
Statement of Net Assets ...................................................    2
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Disclosure of Fund Expenses ...............................................   16
Notice to Shareholders ....................................................   17
Approval of Investment Advisory Agreements ................................   18

The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

General Electric                                                            3.5%
Exxon Mobil                                                                 3.3%
Microsoft                                                                   2.3%
Citigroup                                                                   2.2%
Johnson & Johnson                                                           1.9%
Pfizer                                                                      1.9%
Bank of America                                                             1.7%
Wal-Mart Stores                                                             1.5%
Intel                                                                       1.3%
Procter & Gamble                                                            1.3%

* Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.

DEFINITION OF THE INDEX

THE STANDARD & POOR'S 500(R)INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


                                        1
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Financials                                                                 20.0%
Healthcare                                                                 12.8%
Information Technology                                                     12.8%
Consumer Discretionary                                                     12.2%
Industrials                                                                12.0%
Energy                                                                     11.4%
Consumer Staples                                                            8.3%
Telecommunication Services                                                  4.5%
Materials                                                                   2.8%
Cash Equivalents                                                            1.7%
Exchange Traded Funds                                                       1.0%
Utilities                                                                   0.5%

+ Percentages are based on total investments.

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

COMMON STOCK (97.1%)

   AEROSPACE & DEFENSE (1.8%)
   Boeing                                         61,981      $       3,689,109
   General Dynamics                               14,638              1,537,722
   Goodrich                                        8,915                359,275
   Lockheed Martin                                29,854              1,819,601
   Northrop Grumman                               26,841              1,471,961
   Raytheon                                       33,866              1,273,700
   Rockwell Collins                               13,240                607,451
   United Technologies                            38,304              3,896,283
                                                              -----------------
                                                                     14,655,102
                                                              -----------------

   AIR TRANSPORTATION (0.7%)
   Delta Air Lines*                                9,784                 32,189
   FedEx                                          22,525              1,913,499
   Honeywell International                        63,372              2,266,183
   Southwest Airlines                             55,574                826,941
   Textron                                         9,756                735,114
                                                              -----------------
                                                                      5,773,926
                                                              -----------------

   APPAREL/TEXTILES (0.5%)
   Cintas                                         10,607                409,324
   Coach*                                         28,308                758,655
   Jones Apparel Group                             9,162                278,983
   Liz Claiborne                                   8,145                288,577
   Nike, Cl B                                     16,902              1,298,243
   Reebok International                            4,358                176,978
   VF                                              6,939                392,678
                                                              -----------------
                                                                      3,603,438
                                                              -----------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   AUTOMOTIVE (0.6%)
   Cooper Tire & Rubber                            5,614      $          97,964
   Dana                                           11,228                128,224
   Delphi                                         42,084                138,877
   Ford Motor                                    133,694              1,217,952
   General Motors                                 42,339              1,129,604
   Genuine Parts                                  13,090                561,561
   Goodyear Tire & Rubber*                        13,146                156,043
   ITT Industries                                  6,924                626,345
   Navistar International*                         4,169                123,111
   Paccar                                         13,014                883,651
   Visteon                                         9,710                 33,985
                                                              -----------------
                                                                      5,097,317
                                                              -----------------

   BANKS (8.0%)
   AmSouth Bancorp                                26,637                701,086
   Bank of America                               300,620             13,539,925
   Bank of New York                               58,212              1,626,443
   BB&T                                           40,374              1,583,064
   Comerica                                       12,784                732,012
   Compass Bancshares                              9,195                395,569
   Fifth Third Bancorp                            38,607              1,679,404
   First Horizon National                          9,230                383,322
   Golden West Financial                          20,792              1,295,965
   Huntington Bancshares                          17,324                407,287
   JPMorgan Chase                                263,979              9,368,615
   Keycorp                                        30,481              1,010,750
   M&T Bank                                        7,114                735,943
   Marshall & Ilsley                              14,778                630,134
   Mellon Financial                               31,733                878,687
   National City                                  43,808              1,487,720
   North Fork Bancorporation                      35,312                994,033
   Northern Trust                                 14,530                654,286
   PNC Financial Services Group                   21,188              1,127,837
   Regions Financial                              34,855              1,167,294
   Sovereign Bancorp                              27,045                556,316
   State Street                                   24,991              1,155,334
   SunTrust Banks                                 25,078              1,826,431
   Synovus Financial                              23,211                650,604
   US Bancorp                                    137,840              3,845,736
   Wachovia                                      117,741              6,025,984
   Washington Mutual                              64,429              2,662,206
   Wells Fargo                                   125,941              7,548,904
   Zions Bancorporation                            6,722                470,742
                                                              -----------------
                                                                     65,141,633
                                                              -----------------


                                        2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   BEAUTY PRODUCTS (2.5%)
   Alberto-Culver                                  5,976      $         265,932
   Avon Products                                  34,531              1,384,003
   Colgate-Palmolive                              38,955              1,939,569
   Gillette                                       73,623              3,801,892
   International Flavors & Fragrances              6,048                229,219
   Kimberly-Clark                                 35,955              2,245,390
   Procter & Gamble                              187,520             10,154,208
                                                              -----------------
                                                                     20,020,213
                                                              -----------------

   BROADCASTING, NEWSPAPERS & ADVERTISING (2.2%)
   Clear Channel Communications                   38,727              1,236,940
   Comcast, Cl A*                                164,533              5,283,155
   Interpublic Group*                             31,700                407,662
   News, Cl A                                    214,728              3,281,044
   Omnicom Group                                  13,968              1,157,947
   Time Warner*                                  341,771              5,745,170
   Univision Communications, Cl A*                20,817                547,279
                                                              -----------------
                                                                     17,659,197
                                                              -----------------

   BUILDING & CONSTRUCTION (0.4%)
   American Standard                              12,903                576,893
   Centex                                          9,316                537,720
   KB Home                                         6,214                354,198
   Masco                                          33,560              1,056,804
   Pulte Homes                                     8,992                642,478
   Vulcan Materials                                7,677                407,188
                                                              -----------------
                                                                      3,575,281
                                                              -----------------

   BUSINESS SERVICES (2.2%)
   Automatic Data Processing                      42,801              1,859,275
   Cendant                                        78,917              1,571,238
   Convergys*                                     10,615                137,570
   eBay*                                          89,864              2,851,385
   First Data                                     59,695              2,270,201
   Fiserv*                                        14,661                620,160
   Fluor                                           6,283                323,952
   H&R Block                                      12,347                615,004
   Monster Worldwide*                              8,926                205,387
   Paychex                                        25,832                790,459
   Robert Half International                      11,510                285,678
   Sabre Holdings, Cl A                           10,157                198,671
   United Parcel Service, Cl B                    83,149              5,929,355
                                                              -----------------
                                                                     17,658,335
                                                              -----------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   CHEMICALS (1.5%)
   Air Products & Chemicals                       17,046      $       1,001,112
   Ashland                                         4,710                316,700
   Dow Chemical                                   70,907              3,256,759
   Eastman Chemical                                5,842                315,468
   Ecolab                                         16,786                549,070
   EI Du Pont de Nemours                          74,283              3,499,472
   Engelhard                                       9,168                280,816
   Great Lakes Chemical                            3,828                118,821
   Hercules*                                       8,392                111,026
   Monsanto                                       19,820              1,161,848
   PPG Industries                                 12,885                870,382
   Rohm & Haas                                    13,909                607,267
   Sigma-Aldrich                                   5,175                302,375
                                                              -----------------
                                                                     12,391,116
                                                              -----------------

   COMPUTERS & SERVICES (5.2%)
   Affiliated Computer Services, Cl A*             9,636                459,348
   Apple Computer*                                60,628              2,186,246
   Autodesk                                       17,199                547,444
   Cisco Systems*                                480,521              8,303,403
   Computer Sciences*                             14,187                616,851
   Dell*                                         182,567              6,358,809
   Electronic Data Systems                        38,507                745,110
   EMC Corp*                                     179,459              2,354,502
   Gateway*                                       18,172                 61,966
   Hewlett-Packard                               215,400              4,409,238
   International Business Machines               121,252              9,261,228
   Lexmark International, Cl A*                    9,168                636,718
   NCR*                                           13,975                461,175
   Network Appliance*                             26,862                715,335
   Sun Microsystems*                             252,128                915,225
   Sungard Data Systems*                          21,655                723,277
   Symbol Technologies                            18,036                241,141
   Unisys*                                        25,190                163,483
   Yahoo!*                                        96,808              3,340,844
                                                              -----------------
                                                                     42,501,343
                                                              -----------------

   CONTAINERS & PACKAGING (0.1%)
   Ball                                            8,447                333,657
   Bemis                                           8,016                220,921
   Pactiv*                                        11,128                238,584
   Sealed Air*                                     6,266                303,525
                                                              -----------------
                                                                      1,096,687
                                                              -----------------


                                        3
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   DIVERSIFIED MANUFACTURING (4.6%)
   Cooper Industries Ltd., Cl A                    6,880      $         437,981
   Eaton                                          11,386                667,789
   General Electric                              786,285             28,463,517
   Illinois Tool Works                            20,317              1,702,971
   Ingersoll-Rand, Cl A                           12,910                992,392
   Tyco International Ltd.                       149,715              4,687,576
                                                              -----------------
                                                                     36,952,226
                                                              -----------------

   EDUCATION (0.1%)
   Apollo Group, Cl A*                            12,025                867,243
                                                              -----------------

   ELECTRICAL SERVICES (3.4%)
   AES*                                           48,629                781,954
   Allegheny Energy*                              10,289                251,463
   Ameren                                         14,610                755,337
   American Electric Power                        28,471              1,002,749
   American Power Conversion                      12,780                310,043
   Calpine*                                       40,028                 71,650
   Centerpoint Energy                             19,644                232,585
   Cinergy                                        13,819                547,232
   CMS Energy*                                    14,610                188,761
   Consolidated Edison                            18,142                785,186
   Constellation Energy Group                     13,181                692,793
   Dominion Resources                             25,003              1,885,226
   DTE Energy                                     13,040                599,188
   Duke Energy                                    69,584              2,031,157
   Edison International                           24,429                886,773
   Emerson Electric                               30,847              1,933,181
   Entergy                                        15,904              1,165,763
   Exelon                                         48,925              2,421,787
   FirstEnergy                                    24,735              1,076,467
   FPL Group                                      29,232              1,193,250
   NiSource                                       20,269                471,052
   PG&E*                                          26,151                907,963
   Pinnacle West Capital                           6,864                287,602
   PPL                                            14,171                768,918
   Progress Energy                                18,519                777,613
   Progress Energy (CVO)* (A)                      7,250                     --
   Public Service Enterprise Group                17,810              1,034,761
   Sempra Energy                                  17,494                706,408
   Southern                                       55,479              1,828,033
   TECO Energy                                    14,957                248,436
   TXU                                            18,007              1,544,821
   Xcel Energy                                    29,984                515,125
                                                              -----------------
                                                                     27,903,277
                                                              -----------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
   Jabil Circuit*                                 13,523      $         373,235
   L-3 Communications Holdings                     8,632                612,613
   Molex                                          12,544                318,743
   Parker Hannifin                                 8,955                536,763
   Sanmina-SCI*                                   39,041                156,554
   Solectron*                                     72,755                240,091
                                                              -----------------
                                                                      2,237,999
                                                              -----------------

   ENTERTAINMENT (1.0%)
   Brunswick                                       7,211                302,862
   Carnival                                       38,953              1,904,023
   Harrah's Entertainment                          8,401                551,274
   Hasbro                                         11,311                214,004
   International Game Technology                  25,834                694,676
   Mattel                                         31,126                561,824
   Walt Disney                                   152,337              4,021,697
                                                              -----------------
                                                                      8,250,360
                                                              -----------------

   ENVIRONMENTAL SERVICES (0.2%)
   Allied Waste Industries*                       18,271                145,986
   Waste Management                               42,921              1,222,819
                                                              -----------------
                                                                      1,368,805
                                                              -----------------

   FINANCIAL SERVICES (6.9%)
   American Express                               87,249              4,598,022
   Bear Stearns                                    8,492                803,853
   Capital One Financial                          18,214              1,291,190
   Charles Schwab                                 83,219                861,317
   CIT Group                                      15,753                634,531
   Citigroup                                     387,671             18,205,030
   Countrywide Financial                          43,530              1,575,351
   E*Trade Financial*                             27,853                309,447
   Equifax                                        10,123                340,639
   Fannie Mae                                     71,948              3,881,594
   Federated Investors, Cl B                       6,632                188,680
   Franklin Resources                             14,350                985,558
   Freddie Mac                                    51,042              3,140,104
   Goldman Sachs Group                            33,368              3,563,369
   Janus Capital Group                            17,712                230,079
   Lehman Brothers Holdings                       20,419              1,872,831
   MBNA                                           94,173              1,859,917
   Merrill Lynch                                  69,454              3,745,654
   Moody's                                         9,940                816,472


                                        4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Morgan Stanley                                 82,929      $       4,363,724
   Providian Financial*                           21,993                366,623
   SLM                                            32,221              1,535,008
   T Rowe Price Group                              8,930                492,668
                                                              -----------------
                                                                     55,661,661
                                                              -----------------

   FOOD, BEVERAGE & TOBACCO (5.4%)
   Altria Group                                  153,900             10,001,961
   Anheuser-Busch                                 57,502              2,695,119
   Archer-Daniels-Midland                         45,538                819,229
   Brown-Forman, Cl B                              6,875                381,563
   Campbell Soup                                  23,405                696,065
   Coca-Cola                                     168,611              7,324,462
   Coca-Cola Enterprises                          24,958                506,647
   ConAgra Foods                                  38,584              1,032,122
   General Mills                                  27,321              1,349,657
   Hershey                                        16,499              1,054,286
   HJ Heinz                                       26,180                964,733
   Kellogg                                        25,571              1,149,416
   McCormick                                      10,248                354,478
   Molson Coors Brewing, Cl B                      5,787                357,347
   Pepsi Bottling Group                           13,770                394,786
   PepsiCo                                       124,782              6,942,871
   Reynolds American                               8,344                650,582
   Safeway*                                       33,560                714,492
   Sara Lee                                       58,826              1,258,288
   Starbucks*                                     29,984              1,484,808
   Supervalu                                      10,064                317,620
   Sysco                                          46,849              1,620,975
   UST                                            12,386                567,279
   Wm. Wrigley Jr.                                14,778              1,021,603
                                                              -----------------
                                                                     43,660,389
                                                              -----------------

   GAS/NATURAL GAS (0.5%)
   Dynegy, Cl A*                                  28,463                 95,351
   El Paso                                        48,249                482,008
   KeySpan                                        12,040                456,677
   Kinder Morgan                                   8,279                633,012
   Nicor                                           3,305                122,186
   Peoples Energy                                  2,822                111,751
   Praxair                                        23,504              1,100,692
   Williams                                       41,675                709,309
                                                              -----------------
                                                                      3,710,986
                                                              -----------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   HOTELS & LODGING (0.3%)
   Hilton Hotels                                  28,918      $         631,280
   Marriott International, Cl A                   14,662                920,040
   Starwood Hotels & Resorts Worldwide            15,537                844,281
                                                              -----------------
                                                                      2,395,601
                                                              -----------------

   HOUSEHOLD PRODUCTS (0.4%)
   Black & Decker                                  6,051                506,045
   Clorox                                         11,393                721,177
   Fortune Brands                                 10,806                913,971
   Leggett & Platt                                14,307                385,717
   Maytag                                          5,936                 57,520
   Newell Rubbermaid                              20,599                447,616
   Stanley Works                                   5,269                226,725
   Whirlpool                                       4,979                308,997
                                                              -----------------
                                                                      3,567,768
                                                              -----------------

   INSURANCE (4.5%)
   ACE                                            21,309                915,435
   Aetna                                          21,592              1,584,205
   Aflac                                          36,860              1,498,359
   Allstate                                       50,525              2,837,484
   AMBAC Financial Group                           8,145                544,493
   American International Group                  193,518              9,840,390
   AON                                            23,746                495,104
   Chubb                                          14,360              1,174,361
   Cigna                                           9,603                883,284
   Cincinnati Financial                           12,278                494,067
   Hartford Financial Services Group              22,025              1,593,949
   Humana*                                        11,949                414,033
   Jefferson-Pilot                                10,233                513,799
   Lincoln National                               13,090                588,657
   Loews                                          11,562                819,514
   Marsh & McLennan                               39,497              1,107,101
   MBIA                                           10,549                552,557
   Metlife                                        54,751              2,129,814
   MGIC Investment                                 7,255                428,045
   Principal Financial Group                      21,967                858,470
   Progressive                                    15,008              1,369,780
   Prudential Financial                           38,725              2,213,134
   Safeco                                          9,513                501,050
   St. Paul Travelers                             49,137              1,759,105
   Torchmark                                       8,105                433,050
   UnumProvident                                  22,222                371,552
   XL Capital Ltd., Cl A                          10,393                730,628
                                                              -----------------
                                                                     36,651,420
                                                              -----------------


                                        5
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   LABORATORY EQUIPMENT (0.1%)
   Fisher Scientific International*                8,792      $         522,069
                                                              -----------------

   LEASING & RENTING (0.0%)
   Ryder System                                    4,820                178,003
                                                              -----------------

   MACHINERY (0.6%)
   Caterpillar                                    25,555              2,250,118
   Cummins                                         2,836                192,848
   Deere                                          18,003              1,125,908
   Dover                                          15,244                554,272
   Pall                                            9,294                249,358
   Rockwell Automation                            13,107                605,936
                                                              -----------------
                                                                      4,978,440
                                                              -----------------

   MEASURING DEVICES (0.6%)
   Agilent Technologies*                          31,139                646,134
   Applera Corp - Applied Biosystems Group        14,687                311,365
   Danaher                                        20,144              1,019,891
   Johnson Controls                               14,268                782,885
   Kla-Tencor*                                    14,651                571,682
   Millipore*                                      3,729                179,812
   PerkinElmer                                     9,602                177,637
   Snap-On                                         4,315                143,129
   Tektronix                                       6,747                146,140
   Teradyne*                                      14,557                160,418
   Thermo Electron*                               11,991                299,535
   Waters*                                         9,057                358,929
                                                              -----------------
                                                                      4,797,557
                                                              -----------------

   MEDICAL PRODUCTS & SERVICES (7.2%)
   Allergan                                        9,842                692,778
   AmerisourceBergen                               7,820                479,210
   Amgen*                                         93,078              5,418,070
   Bausch & Lomb                                   4,009                300,675
   Baxter International                           46,224              1,714,910
   Becton Dickinson                               18,985              1,111,002
   Biogen Idec*                                   25,004                906,145
   Biomet                                         18,975                734,143
   Boston Scientific*                             56,043              1,657,752
   C.R. Bard                                       7,838                557,831
   Cardinal Health                                32,409              1,800,968
   Caremark Rx*                                   34,094              1,365,465
   Chiron*                                        10,213                348,774

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Express Scripts*                                5,695      $         510,500
   Gilead Sciences*                               32,453              1,204,006
   Guidant                                        23,918              1,771,845
   HCA                                            30,744              1,716,745
   Health Management Associates, Cl A             18,246                451,224
   Hospira*                                       11,701                392,569
   IMS Health                                     17,387                416,940
   Johnson & Johnson                             220,506             15,133,327
   Laboratory Corp of America Holdings*            9,516                471,042
   Manor Care                                      6,480                216,108
   McKesson                                       22,033                815,221
   Medco Health Solutions*                        20,427              1,041,164
   Medtronic                                      89,916              4,738,573
   Quest Diagnostics                               6,643                702,829
   St. Jude Medical*                              26,787              1,045,497
   Stryker                                        27,476              1,333,960
   Tenet Healthcare*                              35,008                419,046
   UnitedHealth Group                             47,728              4,510,773
   WellPoint*                                     22,721              2,902,608
   Zimmer Holdings*                               18,417              1,499,512
                                                              -----------------
                                                                     58,381,212
                                                              -----------------

   METAL / MINING OTHER (0.7%)
   Alcoa                                          64,808              1,880,728
   Allegheny Technologies                          7,154                160,250
   Freeport-McMoRan Copper & Gold, Cl B           13,394                464,236
   Newmont Mining                                 33,257              1,262,768
   Nucor                                          11,926                609,419
   Phelps Dodge                                    7,126                611,767
   United States Steel                             8,524                364,486
                                                              -----------------
                                                                      5,353,654
                                                              -----------------

   MOTORCYCLES, BICYCLES & PARTS (0.1%)
   Harley-Davidson                                21,332              1,003,031
                                                              -----------------

   OFFICE EQUIPMENT & SUPPLIES (0.8%)
   3M                                             57,440              4,392,437
   Avery Dennison                                  7,607                398,226
   Pitney Bowes                                   17,276                772,583
   Xerox*                                         71,460                946,845
                                                              -----------------
                                                                      6,510,091
                                                              -----------------


                                        6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   PAPER & PAPER PRODUCTS (0.5%)
   Georgia-Pacific                                19,330      $         662,439
   International Paper                            36,413              1,248,602
   Louisiana-Pacific                               8,251                202,975
   MeadWestvaco                                   15,190                447,345
   Temple-Inland                                   8,396                283,365
   Weyerhaeuser                                   18,004              1,235,254
                                                              -----------------
                                                                      4,079,980
                                                              -----------------

   PETROLEUM & FUEL PRODUCTS (8.0%)
   Amerada Hess                                    6,445                603,574
   Anadarko Petroleum                             17,335              1,266,148
   Apache                                         24,471              1,377,473
   Baker Hughes                                   25,147              1,109,486
   BJ Services                                    12,102                589,972
   Burlington Resources                           28,559              1,388,253
   ChevronTexaco                                 155,965              8,110,180
   ConocoPhillips                                 51,653              5,415,817
   Devon Energy                                   35,575              1,606,923
   EOG Resources                                  17,776                845,249
   Exxon Mobil                                   473,791             27,020,301
   Halliburton                                    37,600              1,563,784
   Kerr-McGee                                     12,107                939,503
   Marathon Oil                                   25,979              1,209,842
   Nabors Industries Ltd.*                        10,483                564,719
   National Oilwell Varco*                        12,577                499,810
   Noble                                          10,149                516,584
   Occidental Petroleum                           29,590              2,041,710
   Rowan                                           8,039                213,275
   Schlumberger                                   43,972              3,008,125
   Sunoco                                          5,195                515,656
   Transocean*                                    23,295              1,080,189
   Unocal                                         19,750              1,077,362
   Valero Energy                                  19,255              1,319,545
   XTO Energy                                     26,030                785,325
                                                              -----------------
                                                                     64,668,805
                                                              -----------------

   PHARMACEUTICALS (5.5%)
   Abbott Laboratories                           115,643              5,685,010
   Bristol-Myers Squibb                          145,371              3,779,646
   Eli Lilly                                      84,226              4,924,694
   Forest Laboratories*                           26,499                945,484
   Genzyme*                                       18,111              1,061,486
   King Pharmaceuticals*                          18,111                144,888
   Medimmune*                                     18,645                473,024
   Merck                                         164,134              5,564,142
   Mylan Laboratories                             20,167                332,755

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Pfizer                                        554,051      $      15,053,566
   Schering-Plough                               108,214              2,258,426
   Watson Pharmaceuticals*                         8,210                246,300
   Wyeth                                          99,236              4,459,666
                                                              -----------------
                                                                     44,929,087
                                                              -----------------

   PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
   Eastman Kodak                                  21,489                537,225
                                                              -----------------

   PRINTING & PUBLISHING (1.2%)
   Dow Jones                                       5,042                168,604
   Gannett                                        19,133              1,473,241
   Knight-Ridder                                   5,773                373,513
   McGraw-Hill                                    14,231              1,239,235
   Meredith                                        2,895                136,065
   New York Times                                 10,881                362,990
   RR Donnelley & Sons                            15,183                499,673
   Tribune                                        21,736                839,010
   Viacom                                        126,961              4,395,390
                                                              -----------------
                                                                      9,487,721
                                                              -----------------

   RAILROADS (0.5%)
   Burlington Northern Santa Fe                   28,150              1,358,238
   CSX                                            16,103                646,213
   Norfolk Southern                               29,690                932,266
   Union Pacific                                  19,459              1,244,014
                                                              -----------------
                                                                      4,180,731
                                                              -----------------

   REAL ESTATE INVESTMENT TRUSTS (0.6%)
   Apartment Investment & Management, Cl A         7,106                270,881
   Archstone-Smith Trust                          14,633                526,349
   Equity Office Properties Trust                 30,213                950,803
   Equity Residential                             21,198                728,151
   Plum Creek Timber                              13,774                475,754
   Prologis                                       13,774                545,313
   Simon Property Group                           16,590              1,096,101
                                                              -----------------
                                                                      4,593,352
                                                              -----------------

   RETAIL (6.3%)
   Albertson's                                    27,592                546,046
   Autonation*                                    17,407                318,026
   Autozone*                                       5,173                429,359
   Bed Bath & Beyond*                             22,557                839,346


                                        7
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Best Buy                                       21,853      $       1,100,080
   Big Lots*                                       8,459                 86,113
   Circuit City Stores                            14,648                231,438
   Costco Wholesale                               35,199              1,428,375
   CVS                                            29,984              1,546,575
   Darden Restaurants                             10,492                314,760
   Dillard's, Cl A                                 4,629                107,717
   Dollar General                                 22,697                461,884
   Family Dollar Stores                           12,570                339,138
   Federated Department Stores                    12,684                729,330
   Gap                                            58,863              1,256,725
   Home Depot                                    163,235              5,773,622
   JC Penney                                      20,078                951,898
   Kohl's*                                        23,855              1,135,498
   Kroger*                                        52,878                833,886
   Limitedbrands                                  28,777                624,173
   Lowe's                                         57,539              2,998,357
   May Department Stores                          21,887                767,796
   McDonald's                                     94,645              2,774,045
   Nordstrom                                       8,851                449,896
   Office Depot*                                  23,441                458,975
   OfficeMax                                       6,764                219,695
   RadioShack                                     11,871                296,419
   Sears Holdings*                                 7,240                979,137
   Sherwin-Williams                                9,620                428,763
   Staples                                        54,070              1,031,115
   Target                                         66,732              3,097,032
   Tiffany                                        10,906                328,816
   TJX                                            36,148                818,752
   Toys "R" Us*                                   16,134                408,997
   Wal-Mart Stores                               251,684             11,864,384
   Walgreen                                       75,747              3,261,666
   Wendy's International                           8,546                366,880
   Yum! Brands                                    21,959              1,031,195
                                                              -----------------
                                                                     50,635,909
                                                              -----------------

   SEMI-CONDUCTORS/INSTRUMENTS (2.9%)
   Advanced Micro Devices*                        28,918                411,503
   Altera*                                        27,929                578,968
   Analog Devices                                 27,029                921,959
   Applied Materials*                            122,343              1,819,240
   Applied Micro Circuits*                        23,098                 61,672
   Broadcom, Cl A*                                20,778                621,470
   Freescale Semiconductor, Cl B*                 29,248                551,617
   Intel                                         463,171             10,893,782
   JDS Uniphase*                                 108,295                160,277
   Linear Technology                              23,016                822,592
   LSI Logic*                                     28,842                154,593
   Maxim Integrated Products                      24,390                912,186

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Micron Technology*                             45,888      $         445,573
   National Semiconductor                         26,863                512,546
   Novellus Systems*                              10,480                245,546
   Nvidia*                                        12,461                273,394
   PMC-Sierra*                                    13,359                107,674
   QLogic*                                         6,936                230,553
   Texas Instruments                             127,950              3,193,632
   Xilinx                                         26,103                703,215
                                                              -----------------
                                                                     23,621,992
                                                              -----------------

   SOFTWARE (3.7%)
   Adobe Systems                                  17,930              1,066,297
   BMC Software*                                  16,639                269,552
   Citrix Systems*                                12,708                285,930
   Computer Associates International              38,825              1,044,393
   Compuware*                                     28,996                172,526
   Electronic Arts*                               22,765              1,215,423
   Intuit*                                        13,148                529,864
   Mercury Interactive*                            6,328                261,536
   Microsoft                                     751,269             19,007,106
   Novell*                                        28,158                166,414
   Oracle*                                       334,288              3,864,369
   Parametric Technology*                         20,167                107,288
   Siebel Systems*                                38,126                343,134
   Symantec*                                      53,161                998,364
   Veritas Software*                              31,657                651,818
                                                              -----------------
                                                                     29,984,014
                                                              -----------------

   TELEPHONES & TELECOMMUNICATIONS (4.4%)
   ADC Telecommunications*                        60,655                137,687
   Alltel                                         22,755              1,296,125
   Andrew*                                        12,055                147,915
   AT&T                                           59,303              1,134,466
   Avaya*                                         34,068                295,710
   BellSouth                                     135,982              3,602,163
   CenturyTel                                     10,089                309,631
   Ciena*                                         42,846                 98,546
   Citizens Communications                        25,146                320,611
   Comverse Technology*                           14,816                337,657
   Corning*                                      105,098              1,445,098
   Lucent Technologies*                          331,425                805,363
   Motorola                                      182,593              2,800,977
   Nextel Communications, Cl A*                   83,386              2,333,974
   Qualcomm                                      122,434              4,271,722
   Qwest Communications International*           125,157                428,037
   SBC Communications                            244,443              5,817,743
   Scientific-Atlanta                             11,491                351,395


                                        8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

-------------------------------------------------------------------------------
                                                                   Market
Description                                       Shares            Value
-------------------------------------------------------------------------------

   Sprint                                        109,761      $       2,443,280
   Tellabs*                                       34,625                268,690
   Verizon Communications                        205,351              7,351,566
                                                              -----------------
                                                                     35,998,356
                                                              -----------------

   WHOLESALE (0.0%)
   W.W. Grainger                                   6,110                337,822
                                                              -----------------

TOTAL COMMON STOCK
     (Cost $729,953,263)                                            787,180,374
                                                              -----------------

EXCHANGE TRADED FUND (1.0%)
   SPDR Trust, Ser 1                              70,000              8,102,500
                                                              -----------------

TOTAL EXCHANGE TRADED FUND
     (Cost $7,608,729)                                                8,102,500
                                                              -----------------

RIGHTS (0.0%)
   Seagate* (A)(B)                                15,971                     --
                                                              -----------------

TOTAL RIGHTS
     (Cost $0)                                                               --
                                                              -----------------

CASH EQUIVALENT (1.7%)
   Goldman Financial Prime Obligation
     Money Market Fund                        13,984,787             13,984,787
                                                              -----------------
TOTAL CASH EQUIVALENT
     (Cost $13,984,787)                                              13,984,787
                                                              -----------------
TOTAL INVESTMENTS (99.8%)
     (Cost $751,546,779)                                            809,267,661
                                                              -----------------

   OTHER ASSETS AND LIABILITIES -- (0.2%)
   Cash Held as Collateral on Open Futures                              819,000
   Payable for Fund Shares Redeemed                                    (704,689)
   Administration Fees Payable                                          (13,567)
   Investment Advisory Fees Payable                                      (3,241)
   Trustees' Fees Payable                                                (1,731)
   Custodian Fees Payable                                                (1,696)
   Distribution Fees Payable -- Class II                                   (604)
   Other Assets and Liabilities, Net                                  1,326,367
                                                              -----------------

   TOTAL OTHER ASSETS & LIABILITIES                                   1,419,839
                                                              -----------------

   NET ASSETS (100.0%)                                        $     810,687,500
                                                              =================

-------------------------------------------------------------------------------
Description                                                         Value
-------------------------------------------------------------------------------

NET ASSETS:
   Portfolio Shares (unlimited authorization --
     no par value)                                            $   1,025,050,368
   Undistributed net investment income                                  925,338
   Accumulated net realized loss on investments
     and futures contracts                                         (272,673,399)
   Net unrealized appreciation on investments                        57,720,882
   Net unrealized depreciation on futures contracts                    (335,689)
                                                              -----------------

   NET ASSETS                                                 $     810,687,500
                                                              =================
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class I
     ($802,005,131 / 95,740,129)                              $            8.38
                                                              =================

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class II
     ($8,682,369 / 1,037,506)                                 $            8.37
                                                              =================

*     NON-INCOME PRODUCING SECURITY

(A)   SECURITY CONSIDERED ILLIQUID.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the open long S&P 500 Index contracts held by the Fund at April 30, 2005, is as follows:

     NUMBER OF       CONTRACT                         UNREALIZED
     CONTRACTS         VALUE          EXPIRATION     DEPRECIATION
     ---------      -----------       ----------     ------------
        52          $15,060,500        06/16/05       $(335,689)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        9
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                                      UNITED
                                                                    ASSOCIATION
                                                                   S&P 500 INDEX
                                                                       FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividents ...................................................   $ 10,183,579
   Interest ....................................................        146,102
--------------------------------------------------------------------------------
   Total Income ................................................     10,329,681
--------------------------------------------------------------------------------
Expenses:
   Administration Fees .........................................         85,105
   Investment Advisory Fees ....................................         42,537
   Custodian Fees ..............................................         21,269
   Trustees' Fees ..............................................          2,968
   Distribution Fees -- Class II ...............................          2,207
   Transfer Agent Fees .........................................         42,941
   Registration Fees ...........................................         31,751
   Printing Fees ...............................................         27,264
   Professional Fees ...........................................         26,331
   Other Expenses ..............................................         15,141
--------------------------------------------------------------------------------
   Total Expenses ..............................................        297,514
   Less: Investment Advisory Fees Waived .......................        (12,541)
         Custodian Fees Waived .................................        (10,634)
--------------------------------------------------------------------------------
   Net Expenses ................................................        274,339
--------------------------------------------------------------------------------
   Net Investment Income .......................................     10,055,342
--------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments ............................    (13,952,055)
   Net Realized Gain on Futures ................................        275,432
   Net Change in Unrealized Appreciation on Investments ........     32,321,594
   Net Change in Unrealized Depreciation on Futures ............       (585,581)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain ............................     18,059,390
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ........   $ 28,114,732
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       10
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  UNITED ASSOCIATION
                                                                                                    S&P 500 INDEX
                                                                                                         FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                               11/1/04-
                                                                                               4/30/05        11/1/03-
                                                                                             (UNAUDITED)      10/31/04
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ..............................................................      $ 10,055,342   $  13,113,368
   Net Realized Loss on Investments ...................................................       (13,952,055)    (22,343,773)
   Net Realized Gain on Futures .......................................................           275,432       1,096,816
   Net Change in Unrealized Appreciation on Investments ...............................        32,321,594      65,911,247
   Net Change in Unrealized Depreciation on Futures ...................................          (585,581)       (132,886)
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................        28,114,732      57,644,772
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
      Class I .........................................................................       (10,008,736)    (12,805,319)
      Class II ........................................................................          (104,265)       (200,500)
-------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS ..........................................       (10,113,001)    (13,005,819)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued .......................................................................        32,153,011     318,835,175
         In Lieu of Cash Distributions ................................................         9,999,955      12,790,609
         Redeemed .....................................................................       (85,140,227)   (150,459,481)
                                                                                             ------------   -------------
         Net Class I Capital Share Transactions .......................................       (42,987,261)    181,166,303
-------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued .......................................................................           843,167       2,821,853
         In Lieu of Cash Distributions ................................................           103,236         199,160
         Redeemed .....................................................................          (818,226)    (11,183,916)
                                                                                             ------------   -------------
         Net Class II Capital Share Transactions ......................................           128,177      (8,162,903)
-------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..............       (42,859,084)    173,003,400
-------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................       (24,857,353)    217,642,353
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of Period ................................................................       835,544,853     617,902,500
   End of Period (including undistributed net investment income of
      $925,338, and $982,997, respectively) ...........................................      $810,687,500   $ 835,544,853
=========================================================================================================================

SHARE TRANSACTIONS:
      Class I
         Issued .......................................................................         3,740,522      38,851,587
         In Lieu of Cash Distributions ................................................         1,153,612       1,580,593
         Redeemed .....................................................................        (9,899,245)    (18,574,048)
                                                                                             ------------   -------------
         Net Increase (Decrease) in Shares Outstanding from Class I Share Transactions         (5,005,111)     21,858,132
-------------------------------------------------------------------------------------------------------------------------
      Class II
         Issued........................................................................            98,527         351,829
         In Lieu of Cash Distributions.................................................            11,895          24,798
         Redeemed......................................................................           (95,517)     (1,400,300)
                                                                                             ------------   -------------
         Net Increase (Decrease) in Shares Outstanding from Class II Share Transactions            14,905      (1,023,673)
-------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       11
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

---------------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                                          and
                           Net Asset                   Unrealized                   Dividends      Distributions
                            Value,          Net          Gains         Total         from Net        from Net           Total
                           Beginning    Investment    (Losses) on       from        Investment       Realized       Dividends and
                           of Period      Income      Investments    Operations       Income           Gain         Distributions
---------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2005++                     $ 8.21     $ 0.10(5)     $ 0.17(5)      $ 0.27        $(0.10)          $   --          ($ 0.10)
   2004                         7.63       0.13(5)       0.58(5)       (0.71)        (0.13)              --            (0.13)
   2003(4)                      6.66       0.06          0.97           1.03         (0.06)              --            (0.06)
   2003(3)                      7.83       0.11         (1.17)         (1.06)        (0.11)              --            (0.11)
   2002                         9.09       0.11         (1.26)         (1.15)        (0.11)           (0.00)(2)        (0.11)
   2001                        10.54       0.11         (1.45)         (1.34)        (0.11)           (0.00)(2)        (0.11)
   2000*                       10.00       0.01          0.53           0.54            --               --               --

CLASS II

   2005++                     $ 8.20     $ 0.10(5)     $ 0.17(5)      $ 0.27        $(0.10)          $   --          ($ 0.10)
   2004                         7.63       0.13(5)       0.57)(5)       0.70         (0.13)              --            (0.13)
   2003(4)                      6.66       0.06          0.97           1.03         (0.06)              --            (0.06)
   2003(3)                      7.82       0.11         (1.17)         (1.06)        (0.10)              --            (0.11)
   2002                         9.09       0.10         (1.26)         (1.16)        (0.11)           (0.00)(2)        (0.11)
   2001                        10.53       0.11         (1.44)         (1.33)        (0.11)           (0.00)(2)        (0.11)
   2000**                      11.05         --         (0.52)         (0.52)           --               --               --

------------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of
                                                                                        Expenses    Ratio of Net
                                                                        Ratio of       to Average    Investment
                             Net Asset                 Net Assets       Expenses       Net Assets      Income        Portfolio
                            Value, End     Total      End of Period    to Average      (Excluding    to Average      Turnover
                             of Period    Return+         (000)        Net Assets       Waivers)     Net Assets        Rate
------------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

   2005++                    $  8.38       3.29%       $ 802,005         0.06%(1)       0.07%(1)      2.37%(1)          2%
   2004                        (8.21)     (9.39)         827,157         0.06           0.07          1.62              8
   2003(4)                      7.63      15.54          602,289         0.05(1)        0.06(1)       1.71(1)           3
   2003(3)                      6.66     (13.50)         588,058         0.10           0.12          1.68             32
   2002                        (7.83)    (12.71)         687,601         0.10           0.12          1.28             15
   2001                        (9.09)    (12.74)         838,417         0.12            N/A          1.17              9
   2000*                       10.54       5.40          579,314         0.13(1)         N/A          0.97(1)           2

CLASS II

   2005++                    $  8.37       3.26%       $   8,682         0.11%(1)       0.12%(1)      2.30%(1)          2%
   2004                         8.20       9.20            8,388         0.11           0.11          1.58              8
   2003(4)                      7.63      15.51           15,614         0.10(1)        0.11(1)       1.66(1)           3
   2003(3)                      6.66     (13.45)          12,825         0.19           0.21          1.61             32
   2002                        (7.82)    (12.86)           6,220         0.15           0.22          1.24             15
   2001                        (9.09)    (12.69)           4,759         0.15           0.22          1.14              9
   2000**                      10.53      (4.71)             403         0.15(1)        0.21(1)       0.99(1)           2

  * Commenced operations March 1, 2000. All ratios for the period have been annualized.

 ** Commenced operations March 27, 2000. All ratios for the period have been annualized.

  + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 ++   For the six month period ended April 30, 2005 (unaudited).

(1)   Annualized.

(2)   The amount represents less than $0.01 per share.

(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.

(5)   Per share data calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.


                                       13
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

CLASSES: Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive a portion of custodian fees equal to 0.0025% of the Fund's average daily net assets.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and National City Investment Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average daily net assets up to $2.5 billion, and 0.005% of the Fund's average daily net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee equal to 0.0025% of the Fund's average daily net assets.


                                       14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended April 30, 2005, were as follows:

Purchases            $ 19,177,414

Sales                  64,423,232

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, of which there were none at April 30, 2005, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the periods noted below were as follows:

                             ORDINARY
                              INCOME            TOTAL
                           ------------      ------------
            2005(1)        $ 10,113,001      $ 10,113,001
            2004(2)          13,005,819        13,005,819

(1) For the period from November 1, 2003 to April 30, 2005.
(2) For the period from November 1, 2003 to October 31, 2004.

As of April 30, 2005, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                  $      925,338
Capital Loss Carryforwards                                       (235,780,977)
Post-October Losses                                               (14,764,485)
Unrealized Appreciation                                            34,982,379
Other Temporary Differences                                           274,877
                                                               --------------
Total Accumulated Losses                                       $ (214,362,868)
                                                               ==============

Post-October losses represent losses realized on investment transactions from November 1, 2004 through April 30, 2005, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2005, the Fund had the following capital loss carryforwards:

                                                                          TOTAL CAPITAL
                                                                               LOSS
  EXPIRES        EXPIRES        EXPIRES        EXPIRES        EXPIRES      CARRYFORWARD
    2013           2012           2011           2010          2009          4/30/05*
------------   ------------   ------------   ------------   -----------   --------------
$ 21,057,591   $ 61,052,598   $ 99,062,335   $ 52,912,607   $ 1,695,846   $ 235,780,977


For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2005, were as follows:

      FEDERAL       APPRECIATED     DEPRECIATED      NET UNREALIZED
     TAX COST       SECURITIES       SECURITIES       APPRECIATION
   -------------   -------------   --------------    --------------
   $ 773,949,593   $ 163,471,419   $ (128,153,351)   $ 35,318,068

8. OTHER:

At April 30, 2005, 75% of total shares outstanding were held by three record shareholders. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT:

Effective June 13, 2005, the Advisor changed its name to Allegiant Asset Management Company.


                                       15
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

APRIL 30, 2005

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------------------------------------------
                                                                BEGINNING        ENDING                     EXPENSES
                                                                 ACCOUNT         ACCOUNT     ANNUALIZED       PAID
                                                                  VALUE           VALUE       EXPENSE        DURING
                                                                 10/31/04       04/30/05       RATIOS        PERIOD*
--------------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
--------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                         $  1,000.00    $   1,032.90       0.06%      $   0.30
   Hypothetical 5% Return                                        1,000.00        1,024.50       0.06           0.30
--------------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
--------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                         $  1,000.00    $   1,032.60       0.11%      $   0.55
   Hypothetical 5% Return                                        1,000.00        1,024.25       0.11           0.55

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                                       16
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

For shareholders that do not have an April 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2005, each portfolio is designating the following items with regard to distributions paid during the year.

    LONG TERM                                                      QUALIFYING                                      FOREIGN
    (15% RATE)       ORDINARY                                     FOR CORPORATE    QUALIFYING       U.S.             TAX
   CAPITAL GAIN       INCOME        TAX-EXEMPT        TOTAL       DIVIDENDS REC.    DIVIDEND     GOVERNMENT      WITHHOLDING
   DISTRIBUTION    DISTRIBUTIONS     INTEREST     DISTRIBUTIONS   DEDUCTION (1)    INCOME (2)    INTEREST (3)   PASS THRU (4)
   ------------    -------------    ----------    -------------   -------------    ----------    ------------   -------------
       0.00%          100.00%          0.00%         100.00%          100.00%        99.83%          0.03%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshhold requirements were not satisfied to permit exemption of these amounts from state income.

(4) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."


                                       17
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2005 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT:

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative provided an overview of the Adviser's organization, reviewed changes in the Adviser's investment management personnel, and discussed the reasons for the changes. The representative also reviewed the Adviser's assets under management and representative clients, noting that the Fund is marketed exclusively to the United Association of Plumbers and Pipefitters and its members. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the services provided by the Adviser, the Board considered that no soft dollars are used to purchase research, and the average commission rate paid on Fund trades. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred. The Board also concluded that although the Fund was not profitable to the Adviser, the Adviser remained fully committed to the product.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.


                                       18
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER:

National City Investment
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
629 Euclid Avenue
Cleveland, OH 44144

UAF-SA-001-0200

--------------------------------------------------------------------------------


ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.